Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Leases

Note 12 – Leases

The Company leases certain of its revenue equipment under capital lease agreements. The terms of the capital leases expire at various dates through December 2024. The Company has option to purchase the revenue equipment for a nominal amount at the end of the lease term.

As of December 31, 2021, the Company has capital lease commitments for revenue equipment summarized for the following fiscal years:

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2022	$2,641,587	$2,267,248
2023	136,063	121,407
2024	91,323	79,305
Thereafter	-	-
Total	2,868,973	2,467,960
Less: amount representing interest	(401,013)	-
Present value of minimum lease payments	$2,467,960	$2,467,960
Less: current maturities		(2,267,248)
Capital lease obligations, long-term		$200,712

As of December 31, 2020, the Company has capital lease commitments for revenue equipment summarized for the following fiscal years:

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2021	$56,288	$51,135
2022	29,815	27,989
Thereafter	-	-
Total	86,103	79,124
Less: amount representing interest	(6,979)	-
Present value of minimum lease payments	$79,124	$79,124
Less: current maturities		(51,135)
Capital lease obligations, long-term		$27,989

The lease term of the Company’s capital lease obligations ranged from two to three years. Interest rates underlying the capital lease obligations ranged from 4% to 11.8% per annum, 3.4% to 17.0% per annum and 3.4% to 11.1% per annum for the years ended December 31, 2021, 2020 and 2019, respectively. Interest expenses incurred from capital lease were $8,411, $41,110 and $144,198 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company’s pledged revenue equipment under capital lease are as follow:

Name of institution	Maturities	Interest rate	Carrying amount of pledged revenue equipment as of December, 2021	Carrying amount of pledged revenue equipment as of December, 2020
China KangFu International Leasing Co., Ltd.	From December 3, 2020 to December 12, 2022	11.8%	$124,293	$53,500
ShanDong HOWO Auto Finance Co., Ltd.	From June 20, 2019 to May 15, 2021	3.4%	-	95,833
ShanDong HOWO Auto Finance Co., Ltd.	From March 26, 2021 to March 26, 2024	4%	287,477	-
Other institutions*	From January 7, 2019 to July 1, 2024	5.4%	$9,980,931	$-
			$10,392,701	$149,333

*	Other institutions represents institutions that extended lease financing to Cheyi with weighted average annual interest rate of 5.4% per annum and lease term of 36 months.

The Company’s capital lease obligations are secured by the lessor’s title to the leased assets.

The Company entered into a lease for office space located in Shenzhen, Guangdong, China for the period from November 21, 2018 to November 20, 2023, with a rent-free period from November 21, 2018 to November 20, 2019.

The total future minimum lease payments under the non-cancellable operating lease with respect to the office December 31, 2021 are payable as follows:

12 months ending December 31,
2022	112,387
2023	99,899
Future minimum operating lease payments	$212,286

The total future minimum lease payments under the non-cancellable operating lease with respect to the office December 31, 2020 are payable as follows:

12 months ending December 31,
2021	467,207
2022	109,762
2023	97,566
Future minimum operating lease payments	$674,535

Rental expense of the Company for the years ended December 31, 2021, 2020 and 2019 were $111,024, $103,733 and $103,675, respectively.